(Losses) Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine Months Ended September 30,
	2018	2017
Net income (loss) attributable to Golar LNG Ltd stockholders - basic and diluted	81,529	(183,526)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Nine Months Ended September 30,
	2018	2017
Basic:
Weighted average number of common shares outstanding	100,665	100,599

Dilutive:
Dilutive impact of share options	169	—
Weighted average number of common shares outstanding	100,834	100,599

Earnings (loss) per share are as follows:

	Nine Months Ended September 30,
	2018	2017
Basic	$0.81	$(1.82)
Diluted	$0.81	$(1.82)